CAPITAL MANAGEMENT - Changes in Invested Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in Invested capital [Roll Forward]
Opening balance	$ 8,156	$ 7,599
Issuance of preferred units, net of repurchases	72	341
Issuances of limited partnership units and redeemable partnership units, net of repurchases	781	(16)
Issuance of Exchange LP Units	0	232
Ending balance	9,009	8,156
Weighted Average Invested Capital	$ 8,563	$ 7,858